UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

Member, Chief Legal Officer of Lord, Abbett & Co. LLC

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

Item 1:	Report(s) to Shareholders.

Class A

LDMAX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8-A

08/24

Class C

LDMCX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-664-C

08/24

Class F

LDMFX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.80%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1007-F

08/24

Class F3

LODMX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$40	0.79%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8955-F3

08/24

Class I

LDMYX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1424-I

08/24

Class R3

LDMRX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.30%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2051-R3

08/24

Class R4

LDMSX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.04%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8703-R4

08/24

Class R5

LDMTX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.77%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8735-R5

08/24

Class R6

LDMVX

Lord Abbett Emerging Markets Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.79%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8767-R6

08/24

Class A

LCDAX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3378-A

08/24

Class C

LEDCX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.69%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3379-C

08/24

Class F

LCDFX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.95%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3380-F

08/24

Class F3

LCDOX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.72%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class F3 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.

Risk: include if risks of investing in Fund has changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8954-F3

08/24

Class I

LCDIX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3381-I

08/24

Class R3

LCDRX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68	1.35%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3383-R3

08/24

Class R4

LCDSX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.10%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8731-R4

08/24

Class R5

LCDTX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$43	0.85%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8763-R5

08/24

Class R6

LCDVX

Lord Abbett Emerging Markets Corporate Debt Fund

Semi-Annual Shareholder Report

June 30, 2024

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.72%

Key Fund Statistics

 (as of June 30, 2024)

Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class R6 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.

Risk: include if risks of investing in Fund has changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8795-R6

08/24

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL
STATEMENTS AND
OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Bond Fund
Emerging Markets Corporate Debt Fund

For the six-month period ended June 30, 2024

Table of Contents

Schedules of Investments:

1	Emerging Markets Bond Fund (Item 7)

17	Emerging Markets Corporate Debt Fund (Item 7)

30	Statements of Assets and Liabilities (Item 7)

32	Statements of Operations (Item 7)

33	Statements of Changes in Net Assets (Item 7)

36	Financial Highlights (Item 7)

44	Notes to Financial Statements (Item 7)

64	Changes in and Disagreements with Accountants (Item 8)

64	Proxy Disclosures (Item 9)

64	Remuneration Paid to Directors, Officers, and Others (Item 10)

64	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 98.88%

CONVERTIBLE BONDS 0.05%

China
Lodging
H World Group Ltd. (cost $55,560)	3.00%	5/1/2026	$48,000	$51,264

CORPORATE BONDS 37.66%

Argentina 0.86%
Energy-Alternate Sources 0.32%
YPF Energia Electrica SA†	10.00%	7/25/2026	350,000	347,419

Oil & Gas 0.54%
Pan American Energy LLC†	8.50%	4/30/2032	249,000	261,002
YPF SA†	9.50%	1/17/2031	335,000	340,659
				601,661
Total Argentina				949,080

Bahrain 0.50%
Oil & Gas
Bapco Energies BSCC	7.625%	11/7/2024	550,000	552,074

Brazil 3.06%
Airlines 0.18%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	194,290

Building Materials 0.21%
St. Mary’s Cement, Inc.†	5.75%	4/2/2034	242,000	237,765

Diversified Financial Services 0.27%
XP, Inc.†	6.75%	7/2/2029	300,000	298,125

Health Care-Services 0.31%
Rede D’or Finance SARL	4.50%	1/22/2030	375,000	338,590

Iron-Steel 0.26%
Vale Overseas Ltd.	6.40%	6/28/2054	290,000	287,013

Media 0.48%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	531,910

Mining 0.20%
Nexa Resources SA†	6.75%	4/9/2034	213,000	216,580

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Brazil (continued)
Oil & Gas 0.51%
Cosan Luxembourg SA†	7.25%		6/27/2031		$555,000	$562,019

Transportation 0.17%
Rumo Luxembourg SARL	5.25%		1/10/2028		200,000	192,583

Water 0.47%
Aegea Finance SARL†	9.00%		1/20/2031		500,000	520,364
Total Brazil						3,379,239

Chile 2.13%
Banks 0.19%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%	)#	–	(a)	200,000	209,645

Electric 0.34%
Alfa Desarrollo SpA†	4.55%		9/27/2051		496,470	373,185

Forest Products & Paper 0.27%
Inversiones CMPC SA†	6.125%		2/26/2034		300,000	306,031

Mining 1.33%
Antofagasta PLC†	6.25%		5/2/2034		200,000	207,265
Corp. Nacional del Cobre de Chile	3.75%		1/15/2031		850,000	764,897
Corp. Nacional del Cobre de Chile†	6.30%		9/8/2053		500,000	496,954
						1,469,116
Total Chile						2,357,977

China 1.51%
Diversified Financial Services 0.45%
BOC Aviation USA Corp.†	5.25%		1/14/2030		500,000	498,020

Internet 0.71%
Meituan	3.05%		10/28/2030		400,000	344,881
Prosus NV†	3.832%		2/8/2051		675,000	439,409
						784,290

Investment Companies 0.35%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029		430,000	390,122
Total China						1,672,432

Colombia 1.83%
Banks 0.20%
Bancolombia SA	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029		225,000	217,491

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Colombia (continued)
Oil & Gas 1.12%
Ecopetrol SA	5.875%	11/2/2051	$500,000	$347,544
Ecopetrol SA	8.375%	1/19/2036	210,000	206,403
Ecopetrol SA	8.625%	1/19/2029	650,000	684,642
				1,238,589

Pipelines 0.51%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	353,872
AI Candelaria Spain SA†	7.50%	12/15/2028	216,200	212,522
				566,394
Total Colombia				2,022,474

Dominican Republic 0.69%
Energy-Alternate Sources 0.51%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	610,000	564,860

Engineering & Construction 0.18%
Aeropuertos Dominicanos Siglo XXI SA†(b)	7.00%	6/30/2034	200,000	202,740
Total Dominican Republic				767,600

Ghana 0.26%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	290,000	283,761

Guatemala 0.50%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	595,000	553,978

India 1.50%
Commercial Services 0.36%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	399,254

Energy-Alternate Sources 0.56%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy†	6.70%	3/12/2042	350,000	323,708
Greenko Solar Mauritius Ltd.	5.95%	7/29/2026	310,000	303,435
				627,143

Engineering & Construction 0.19%
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	208,000	208,000

Transportation 0.39%
Indian Railway Finance Corp. Ltd.	2.80%	2/10/2031	500,000	429,358
Total India				1,663,755

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Indonesia 3.15%
Coal 0.23%
Indika Energy Tbk. PT†	8.75%		5/7/2029		$250,000	$249,811

Electric 1.09%
Minejesa Capital BV	5.625%		8/10/2037		630,000	570,057
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050		880,000	634,329
						1,204,386

Mining 1.29%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026		330,000	327,622
Freeport Indonesia PT†	4.763%		4/14/2027		705,000	693,966
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		230,000	225,999
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050		200,000	184,057
						1,431,644

Oil & Gas 0.54%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		270,000	283,120
Pertamina Persero PT†	5.625%		5/20/2043		330,000	318,613
						601,733
Total Indonesia						3,487,574

Kazakhstan 0.97%
Oil & Gas 0.42%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	463,053

Pipelines 0.55%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	610,598
Total Kazakhstan						1,073,651

Kuwait 0.44%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(a)	500,000	483,893

Macau 1.01%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		385,000	367,054
MGM China Holdings Ltd.†	7.125%		6/26/2031		200,000	201,194
Wynn Macau Ltd.†	5.625%		8/26/2028		580,000	544,327
Total Macau						1,112,575

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Malaysia 1.28%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032	$650,000	$541,340
Petronas Capital Ltd.†	3.404%		4/28/2061	1,300,000	870,674
Total Malaysia					1,412,014

Mexico 4.34%
Banks 0.71%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031	250,000	222,909
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039	550,000	557,336
					780,245

Electric 0.83%
Comision Federal de Electricidad	3.875%		7/26/2033	800,000	640,189
Comision Federal de Electricidad	4.677%		2/9/2051	400,000	276,412
					916,601

Oil & Gas 2.00%
Petroleos Mexicanos	6.70%		2/16/2032	784,000	656,917
Petroleos Mexicanos	6.75%		9/21/2047	880,000	579,408
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	977,850
					2,214,175
REITS 0.80%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031	735,000	588,402
Trust Fibra Uno†	7.375%		2/13/2034	300,000	296,310
					884,712
Total Mexico					4,795,733

Morocco 0.24%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	263,855

Oman 1.36%
Electric 1.06%
OmGrid Funding Ltd.†	5.196%		5/16/2027	1,200,000	1,173,971

Oil & Gas 0.30%
EDO Sukuk Ltd.†	5.875%		9/21/2033	325,000	329,595
Total Oman					1,503,566

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Panama 0.48%
Banks
Multibank, Inc.	7.75%		2/3/2028		$530,000	$531,065

Paraguay 0.26%
Banks
Banco Continental SAECA†	2.75%		12/10/2025		300,000	285,302

Peru 1.27%
Banks 0.57%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		415,000	415,351
Banco de Credito del Peru SA†	5.85%		1/11/2029		215,000	217,760
						633,111

Oil & Gas 0.70%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		510,000	552,422
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA†	6.24%		7/3/2036		216,000	216,322
						768,744
Total Peru						1,401,855

Philippines 0.30%
Retail
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%	)#	–	(a)	342,000	336,015

Qatar 1.61%
Oil & Gas
QatarEnergy†	2.25%		7/12/2031		1,500,000	1,254,652
QatarEnergy†	3.30%		7/12/2051		750,000	526,208
Total Qatar						1,780,860

Saudi Arabia 0.67%
Investment Companies 0.30%
Gaci First Investment Co.	4.875%		2/14/2035		350,000	331,087

Pipelines 0.37%
EIG Pearl Holdings SARL†	3.545%		8/31/2036		478,000	410,941
Total Saudi Arabia						742,028

Singapore 0.51%
Banks
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		608,000	562,186

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
South Africa 0.89%
Electric
Eskom Holdings SOC Ltd.	6.35%		8/10/2028		$300,000	$291,329
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		700,000	697,860
Total South Africa						989,189

Thailand 1.01%
Banks 0.50%
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034		625,000	554,225

Chemicals 0.51%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		665,000	564,475
Total Thailand						1,118,700

Turkey 2.10%
Auto Manufacturers 0.18%
Ford Otomotiv Sanayi AS†	7.125%		4/25/2029		200,000	202,155

Banks 0.60%
Akbank TAS†	9.369% (5 yr. CMT + 5.27%	)#	–	(a)	330,000	327,901
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034		330,000	338,655
						666,556

Building Materials 0.28%
Sisecam U.K. PLC†	8.625%		5/2/2032		300,000	305,660

Commercial Services 0.51%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036		603,868	558,143

Mining 0.53%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		576,000	588,053
Total Turkey						2,320,567

Ukraine 0.26%
Agriculture
MHP Lux SA	6.95%		4/3/2026		350,000	291,910

United Arab Emirates 1.79%
Energy-Alternate Sources 0.46%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		635,944	510,278

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
United Arab Emirates (continued)
Investment Companies 0.26%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034		$270,000	$284,564

Pipelines 0.69%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		1,000,000	759,671

Sovereign 0.38%
Finance Department Government of Sharjah	3.625%		3/10/2033		500,000	420,098
Total United Arab Emirates						1,974,611

United Kingdom 0.54%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(a)	600,000	602,584

United States 0.16%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029		168,000	173,306

Venezuela 0.18%
Oil & Gas
Petroleos de Venezuela SA(c)	9.00%		11/17/2021		1,490,000	195,190
Total Corporate Bonds (cost $43,952,164)						41,640,599

FLOATING RATE LOANS(d) 0.27%

Oil & Gas
Petroleos Mexicanos 2023 Term Loan (Mexico)(e) (cost $299,250)	–	(f)	11/30/2026		300,000	299,250

FOREIGN GOVERNMENT OBLIGATIONS 60.90%

Angola 1.38%
Angola Government International Bonds†	8.25%		5/9/2028		1,100,000	1,036,159
Angola Government International Bonds†	9.125%		11/26/2049		600,000	493,534
Total Angola						1,529,693

Argentina 1.70%
Argentina Republic Government International Bonds	0.75%	(g)	7/9/2030		1,120,281	633,530
Argentina Republic Government International Bonds	3.50%	(g)	7/9/2041		378,703	148,030
Argentina Republic Government International Bonds	3.625%	(g)	7/9/2035		1,046,737	440,976

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Argentina (continued)
Argentina Republic Government International Bonds	3.625%	(g)	7/9/2046	$375,000	$163,449
Argentina Republic Government International Bonds	4.25%	(g)	1/9/2038	1,081,193	496,349
Total Argentina					1,882,334

Azerbaijan 0.16%
Republic of Azerbaijan International Bonds (cost $174,040)	3.50%		9/1/2032	200,000	171,084

Bahrain 2.08%
Bahrain Government International Bonds†	7.00%		1/26/2026	900,000	910,502
Bahrain Government International Bonds†	7.50%		2/12/2036	700,000	715,498
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	669,930
Total Bahrain					2,295,930

Benin 0.17%
Benin Government International Bonds† (cost $193,605)	7.96%		2/13/2038	200,000	186,352

Bermuda 0.24%
Bermuda Government International Bonds† (cost $319,764)	2.375%		8/20/2030	320,000	270,336

Brazil 2.69%
Brazil Government International Bonds	6.125%		3/15/2034	1,581,000	1,522,209
Brazil Government International Bonds	7.125%		5/13/2054	1,500,000	1,452,402
Total Brazil					2,974,611

Chile 1.50%
Chile Government International Bonds	4.95%		1/5/2036	1,130,000	1,085,760
Chile Government International Bonds	5.33%		1/5/2054	600,000	566,973
Total Chile					1,652,733

Colombia 2.60%
Colombia Government International Bonds	4.125%		5/15/2051	750,000	451,102
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,223,800
Colombia Government International Bonds	7.50%		2/2/2034	1,200,000	1,204,007
Total Colombia					2,878,909

Costa Rica 0.87%
Costa Rica Government International Bonds†	5.625%		4/30/2043	550,000	496,117
Costa Rica Government International Bonds†	6.55%		4/3/2034	450,000	464,189
Total Costa Rica					960,306

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Dominican Republic 2.05%
Dominican Republic International Bonds†	4.50%		1/30/2030	$1,200,000	$1,093,524
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	638,198
Dominican Republic International Bonds†	5.875%		1/30/2060	634,000	539,491
Total Dominican Republic					2,271,213

Ecuador 1.49%
Ecuador Government International Bonds†	2.50%	(g)	7/31/2040	2,206,077	1,012,590
Ecuador Government International Bonds†	3.50%	(g)	7/31/2035	1,275,000	637,694
Total Ecuador					1,650,284

Egypt 3.07%
Egypt Government International Bonds†	7.30%		9/30/2033	1,100,000	871,379
Egypt Government International Bonds	7.60%		3/1/2029	250,000	227,313
Egypt Government International Bonds	7.60%		3/1/2029	1,400,000	1,272,950
Egypt Government International Bonds†	7.903%		2/21/2048	920,000	648,669
Egypt Government International Bonds†	8.75%		9/30/2051	500,000	377,734
Total Egypt					3,398,045

El Salvador 1.01%
El Salvador Government International Bonds†	0.25%		4/17/2030	423,000	12,866
El Salvador Government International Bonds	7.65%		6/15/2035	850,000	618,634
El Salvador Government International Bonds	8.625%		2/28/2029	125,000	111,125
El Salvador Government International Bonds†	9.25%		4/17/2030	423,000	376,985
Total El Salvador					1,119,610

Ghana 1.02%
Ghana Government International Bonds	6.375%		2/11/2027	985,000	502,137
Ghana Government International Bonds	8.625%		4/7/2034	500,000	256,694
Ghana Government International Bonds	8.627%		6/16/2049	725,000	367,223
Total Ghana					1,126,054

Guatemala 0.89%
Guatemala Government Bonds	3.70%		10/7/2033	250,000	204,964
Guatemala Government Bonds†	4.375%		6/5/2027	625,000	599,233
Guatemala Government Bonds†	6.125%		6/1/2050	200,000	182,466
Total Guatemala					986,663

Hungary 1.21%
Hungary Government International Bonds	3.125%		9/21/2051	600,000	381,189
Hungary Government International Bonds	5.25%		6/16/2029	666,000	655,017
Hungary Government International Bonds†	6.125%		5/22/2028	300,000	305,775
Total Hungary					1,341,981

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
India 0.98%
Export-Import Bank of India(cost $1,079,968)	5.50%	1/18/2033		$1,075,000	$1,084,383

Indonesia 1.85%
Indonesia Government International Bonds	1.85%	3/12/2031		2,260,000	1,846,499
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032		200,000	192,954
Total Indonesia					2,039,453

Ivory Coast 0.68%
Ivory Coast Government International Bonds	6.125%	6/15/2033		260,000	231,156
Ivory Coast Government International Bonds	6.375%	3/3/2028		200,000	194,330
Ivory Coast Government International Bonds	6.375%	3/3/2028		340,000	330,361
Total Ivory Coast					755,847

Jordan 0.58%
Jordan Government International Bonds†	5.85%	7/7/2030		500,000	448,899
Jordan Government International Bonds†	7.50%	1/13/2029		200,000	196,125
Total Jordan					645,024

Kenya 0.69%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		520,000	389,973
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	155,510
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		228,000	219,011
Total Kenya					764,494

Latvia 0.27%
Latvia Government International Bonds† (cost $297,005)	5.125%	7/30/2034		300,000	295,872

Lebanon 0.12%
Lebanon Government International Bonds(c) (cost $1,572,928)	6.65%	2/26/2030		1,948,000	135,930

Mexico 2.65%
Mexico Bonos	7.75%	5/29/2031	MXN	2,080,000	101,431
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	344,539
Mexico Government International Bonds	5.00%	5/7/2029		655,000	640,924
Mexico Government International Bonds	6.00%	5/7/2036		950,000	927,278
Mexico Government International Bonds	6.338%	5/4/2053		974,000	920,773
Total Mexico					2,934,945

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Morocco 0.75%
Morocco Government International Bonds†	3.00%	12/15/2032	$600,000	$483,217
Morocco Government International Bonds†	4.00%	12/15/2050	500,000	344,169
Total Morocco				827,386

Nigeria 2.32%
Nigeria Government International Bonds†	6.50%	11/28/2027	1,250,000	1,158,718
Nigeria Government International Bonds†	7.375%	9/28/2033	1,150,000	941,675
Nigeria Government International Bonds	8.25%	9/28/2051	600,000	460,999
Total Nigeria				2,561,392

Oman 1.67%
Oman Government International Bonds†	6.25%	1/25/2031	800,000	824,808
Oman Government International Bonds†	6.75%	1/17/2048	1,000,000	1,020,408
Total Oman				1,845,216

Pakistan 0.89%
Pakistan Government International Bonds	6.00%	4/8/2026	415,000	375,092
Pakistan Government International Bonds	7.375%	4/8/2031	765,000	605,192
Total Pakistan				980,284

Panama 1.70%
Panama Government International Bonds	2.252%	9/29/2032	1,480,000	1,066,771
Panama Government International Bonds	3.87%	7/23/2060	1,410,000	807,412
Total Panama				1,874,183

Paraguay 0.99%
Paraguay Government International Bonds†	5.40%	3/30/2050	675,000	591,356
Paraguay Government International Bonds†	5.85%	8/21/2033	500,000	498,277
Total Paraguay				1,089,633

Peru 2.15%
Peru Government International Bonds	1.862%	12/1/2032	1,100,000	832,845
Peru Government International Bonds	3.00%	1/15/2034	1,900,000	1,545,285
Total Peru				2,378,130

Philippines 1.40%
Philippines Government International Bonds	2.65%	12/10/2045	1,000,000	657,011
ROP Sukuk Trust†	5.045%	6/6/2029	900,000	895,500
Total Philippines				1,552,511

Poland 1.69%
Bank Gospodarstwa Krajowego†	5.375%	5/22/2033	200,000	198,216
Republic of Poland Government International Bonds	5.125%	9/18/2034	600,000	590,948

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Poland (continued)
Republic of Poland Government International Bonds	5.50%	4/4/2053		$1,100,000	$1,080,863
Total Poland					1,870,027

Qatar 0.75%
Qatar Government International Bonds† (cost $1,059,883)	4.40%	4/16/2050		950,000	832,503

Romania 1.41%
Romania Government International Bonds†	2.625%	12/2/2040	EUR	500,000	348,588
Romania Government International Bonds	4.00%	2/14/2051		$400,000	276,640
Romania Government International Bonds	6.00%	5/25/2034		280,000	275,219
Romania Government International Bonds	7.125%	1/17/2033		620,000	654,043
Total Romania					1,554,490

Saudi Arabia 1.95%
KSA Sukuk Ltd.†	5.25%	6/4/2034		250,000	250,320
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,904,314
Total Saudi Arabia					2,154,634

Senegal 0.65%
Senegal Government International Bonds†	5.375%	6/8/2037	EUR	220,000	171,995
Senegal Government International Bonds†	6.25%	5/23/2033		$350,000	294,352
Senegal Government International Bonds	6.75%	3/13/2048		350,000	253,535
Total Senegal					719,882

Serbia 0.64%
Serbia International Bonds†	6.00%	6/12/2034		200,000	197,125
Serbia International Bonds†	6.25%	5/26/2028		500,000	506,541
Total Serbia					703,666

South Africa 2.20%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,556,000	1,429,427
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,323,000	1,001,217
Total South Africa					2,430,644

Sri Lanka 1.09%
Sri Lanka Government International Bonds†(c)	5.75%	4/18/2023		631,000	362,824
Sri Lanka Government International Bonds†(c)	5.875%	7/25/2022		920,000	524,877
Sri Lanka Government International Bonds†	7.55%	3/28/2030		550,000	319,427
Total Sri Lanka					1,207,128

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Trinidad And Tobago 0.61%
Trinidad & Tobago Government International Bonds† (cost $675,000)	6.40%	6/26/2034	$675,000	$677,531

Turkey 3.10%
Istanbul Metropolitan Municipality†	10.50%	12/6/2028	500,000	538,419
Turkiye Government International Bonds	5.75%	5/11/2047	1,250,000	961,787
Turkiye Government International Bonds	7.625%	5/15/2034	1,250,000	1,260,925
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	300,000	300,488
Turkiye Ihracat Kredi Bankasi AS†	9.00%	1/28/2027	350,000	364,279
Total Turkey				3,425,898

Ukraine 0.58%
Ukraine Government International Bonds (cost $690,637)	7.375%	9/25/2034	2,360,000	639,968

United Arab Emirates 1.06%
Abu Dhabi Government International Bonds†	3.125%	9/30/2049	1,000,000	699,699
UAE International Government Bonds†	3.25%	10/19/2061	700,000	472,582
Total United Arab Emirates				1,172,281

Uruguay 0.55%
Uruguay Government International Bonds	4.975%	4/20/2055	226,000	206,665
Uruguay Government International Bonds	5.75%	10/28/2034	385,000	401,751
Total Uruguay				608,416

Uzbekistan 0.18%
Republic of Uzbekistan International Bonds† (cost $197,294)	6.90%	2/28/2032	200,000	195,079

Venezuela 0.32%
Venezuela Government International Bonds(c) (cost $346,400)	12.75%	8/23/2022	1,860,000	347,910

Zambia 0.30%
Zambia Government International Bonds(c) (cost $327,626)	8.50%	4/14/2024	450,000	333,225
Total Foreign Government Obligations (cost $76,403,632)				67,334,103
Total Long-Term Investments (cost $120,710,606)				109,325,216

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
SHORT-TERM INVESTMENTS 0.10%

FOREIGN GOVERNMENT OBLIGATIONS 0.10%
Egypt Treasury Bills (cost $110,189)	Zero Coupon	9/24/2024	EGP	5,650,000	$111,396
Total Investments in Securities 98.98% (cost $120,820,795)					109,436,612
Other Assets and Liabilities – Net(h) 1.02%					1,127,065
Net Assets 100.00%					$110,563,677

EGP	Egyptian Pound.
EUR	Euro.
MXN	Mexican Peso.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $57,616,500, which represents 52.11% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2024.
(e)	Foreign security traded in U.S. dollars.
(f)	Interest Rate to be determined.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at June 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	8/20/2024	479,000	$522,934	$514,178	$8,756

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	57	Long	$11,615,650	$11,640,469	$24,819
U.S. Long Bond	September 2024	63	Long	7,388,025	7,453,688	65,662
Total Unrealized Appreciation on Futures Contracts						$90,481

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2024

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	September 2024	8	Short	EUR	(1,040,073)	EUR	(1,052,960)	$(13,802)
Euro-Buxl	September 2024	2	Short		(255,158)		(260,480)	(5,699)
U.S. 10-Year Treasury Note	September 2024	24	Short		$(2,628,721)		$(2,639,625)	(10,904)
U.S. 10-Year Ultra Treasury Note	September 2024	106	Short		(11,966,512)		(12,034,313)	(67,801)
U.S. 5-Year Treasury Note	September 2024	11	Short		(1,167,077)		(1,172,360)	(5,282)
U.S. Ultra Treasury Bond	September 2024	14	Short		(1,733,901)		(1,754,813)	(20,912)
Total Unrealized Depreciation on Futures Contracts								$(124,400)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$51,264	$–	$51,264
Corporate Bonds	–	41,640,599	–	41,640,599
Floating Rate Loans	–	299,250	–	299,250
Foreign Government Obligations	–	67,334,103	–	67,334,103
Short-Term Investments
Foreign Government Obligations	–	111,396	–	111,396
Total	$–	$109,436,612	$–	$109,436,612

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$8,756	$–	$8,756
Liabilities	–	–	–	–
Futures Contracts
Assets	90,481	–	–	90,481
Liabilities	(124,400)	–	–	(124,400)
Total	$(33,919)	$8,756	$–	$(25,163)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 96.37%

COMMON STOCKS 0.13%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$37,310

	Interest Rate	Maturity Date	Principal Amount†
CONVERTIBLE BONDS 0.82%

China 0.11%
Equity Real Estate 0.07%
Sunac China Holdings Ltd. (cost $34,351)	Zero Coupon	9/30/2028	$100,000	20,100

Lodging 0.04%
H World Group Ltd. (cost $13,890)	3.00%	5/1/2026	12,000	12,816
Total China				32,916

Macau 0.71%
Lodging
Wynn Macau Ltd.† (cost $200,000)	4.50%	3/7/2029	200,000	205,050
Total Convertible Bonds (cost $248,241)				237,966

CORPORATE BONDS 93.42%

Argentina 1.94%
Energy-Alternate Sources 0.51%
YPF Energia Electrica SA†	10.00%	7/25/2026	150,000	148,894

Oil & Gas 1.43%
Pan American Energy LLC†	8.50%	4/30/2032	77,000	80,711
YPF SA†	6.95%	7/21/2027	200,000	181,181
YPF SA†	9.50%	1/17/2031	150,000	152,534
				414,426
Total Argentina				563,320

Australia 0.60%
Mining
AngloGold Ashanti Holdings PLC	3.75%	10/1/2030	200,000	174,698

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Brazil 6.10%
Airlines 0.67%
Azul Secured Finance LLP†	11.93%		8/28/2028		$200,000	$194,290

Building Materials 0.67%
St. Mary’s Cement, Inc.†	5.75%		4/2/2034		200,000	196,500

Diversified Financial Services 0.68%
XP, Inc.†	6.75%		7/2/2029		200,000	198,750

Iron-Steel 0.86%
Samarco Mineracao SA	9.00%		6/30/2031		146,000	135,845
Vale Overseas Ltd.	6.40%		6/28/2054		117,000	115,795
						251,640

Media 0.61%
Globo Comunicacao e Participacoes SA†	4.875%		1/22/2030		200,000	177,303

Oil & Gas 1.89%
Cosan Luxembourg SA†	7.25%		6/27/2031		200,000	202,529
MC Brazil Downstream Trading SARL†	7.25%		6/30/2031		390,759	346,608
						549,137

Water 0.72%
Aegea Finance SARL†	9.00%		1/20/2031		200,000	208,146
Total Brazil						1,775,766

Chile 4.08%
Banks 1.37%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027		200,000	188,869
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	–	(a)	200,000	209,645
						398,514

Electric 1.30%
Alfa Desarrollo SpA†	4.55%		9/27/2051		248,235	186,593
Colbun SA	3.95%		10/11/2027		200,000	191,816
						378,409

Forest Products & Paper 0.70%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	204,020

Mining 0.71%
Antofagasta PLC†	6.25%		5/2/2034		200,000	207,265
Total Chile						1,188,208

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
China 5.59%
Diversified Financial Services 0.99%
BOC Aviation USA Corp.†	4.875%		5/3/2033	$300,000	$288,493

Internet 3.15%
Meituan	3.05%		10/28/2030	300,000	258,661
Prosus NV	3.061%		7/13/2031	200,000	165,686
Prosus NV†	3.257%		1/19/2027	200,000	187,229
Prosus NV†	3.832%		2/8/2051	200,000	130,195
Weibo Corp.	3.375%		7/8/2030	200,000	174,974
					916,745

Investment Companies 0.62%
Huarong Finance 2019 Co. Ltd.	4.50%		5/29/2029	200,000	181,452

Real Estate 0.25%
Country Garden Holdings Co. Ltd.(b)	3.30%		1/12/2031	500,000	44,856
Kaisa Group Holdings Ltd.(b)	11.95%		10/22/2022	400,000	14,500
Ronshine China Holdings Ltd.(b)	8.10%		6/9/2023	200,000	2,300
Shimao Group Holdings Ltd.(b)	3.45%		1/11/2031	200,000	10,000
					71,656

Telecommunications 0.58%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	167,334
Total China					1,625,680

Colombia 4.12%
Banks 1.34%
Banco de Bogota SA†	6.25%		5/12/2026	200,000	197,200
Bancolombia SA	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029	200,000	193,325
					390,525

Oil & Gas 2.08%
Ecopetrol SA	5.875%		11/2/2051	302,000	209,917
Ecopetrol SA	8.375%		1/19/2036	170,000	167,088
Ecopetrol SA	8.625%		1/19/2029	217,000	228,565
					605,570

Pipelines 0.70%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	202,444
Total Colombia					1,198,539

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Dominican Republic 1.33%
Energy-Alternate Sources 0.63%
Empresa Generadora de Electricidad Haina SA†	5.625%	11/8/2028	$200,000	$185,200

Engineering & Construction 0.70%
Aeropuertos Dominicanos Siglo XXI SA†(c)	7.00%	6/30/2034	200,000	202,740
Total Dominican Republic				387,940

Ghana 0.67%
Oil & Gas
Kosmos Energy Ltd.†	7.75%	5/1/2027	200,000	195,697

Guatemala 0.98%
Beverages 0.33%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	103,000	95,899

Electric 0.65%
Investment Energy Resources Ltd.	6.25%	4/26/2029	200,000	188,505
Total Guatemala				284,404

Hong Kong 0.67%
Insurance
AIA Group Ltd.†	5.375%	4/5/2034	200,000	195,202

India 5.72%
Commercial Services 1.48%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	300,000	239,553
JSW Infrastructure Ltd.	4.95%	1/21/2029	200,000	189,006
				428,559

Electric 1.60%
Adani Transmission Step-One Ltd.†	4.00%	8/3/2026	300,000	284,516
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%	7/14/2028	200,000	181,720
				466,236

Energy-Alternate Sources 0.67%
Greenko Solar Mauritius Ltd.	5.95%	7/29/2026	200,000	195,764

Engineering & Construction 1.33%
GMR Hyderabad International Airport Ltd.	4.25%	10/27/2027	200,000	187,495
IRB Infrastructure Developers Ltd.†	7.11%	3/11/2032	200,000	200,000
				387,495

Iron-Steel 0.64%
JSW Steel Ltd.	3.95%	4/5/2027	200,000	186,789
Total India				1,664,843

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Indonesia 4.89%
Coal 0.86%
Indika Energy Tbk. PT†	8.75%		5/7/2029		$250,000	$249,811

Electric 1.09%
Minejesa Capital BV	5.625%		8/10/2037		350,000	316,698

Mining 2.04%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026		200,000	198,559
Freeport Indonesia PT	6.20%		4/14/2052		200,000	197,597
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75%		5/15/2025		200,000	198,052
						594,208

Oil & Gas 0.90%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		250,000	262,149
Total Indonesia						1,422,866

Israel 2.83%
Banks 0.64%
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031		200,000	185,698

Oil & Gas 0.22%
Leviathan Bond Ltd.	6.75%		6/30/2030		70,000	62,648

Pharmaceuticals 1.97%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		500,000	469,654
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		150,000	104,928
						574,582
Total Israel						822,928

Kazakhstan 2.17%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		200,000	195,260
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	188,604
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	248,065
Total Kazakhstan						631,929

Kuwait 1.63%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		200,000	184,125
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(a)	300,000	290,336
Total Kuwait						474,461

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Macau 3.32%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		$200,000	$190,677
MGM China Holdings Ltd.†	7.125%		6/26/2031		200,000	201,194
Sands China Ltd.	5.40%		8/8/2028		200,000	195,951
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	200,277
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	176,197
Total Macau						964,296

Malaysia 1.89%
Oil & Gas 0.57%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	166,566

Transportation 1.32%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	382,417
Total Malaysia						548,983

Mexico 5.16%
Banks 1.99%
Banco Mercantil del Norte SA	6.75% (5 yr. CMT + 4.97%	)#	–	(a)	200,000	199,047
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%	)#	8/11/2031		200,000	178,327
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		200,000	202,668
						580,042

Electric 0.48%
Comision Federal de Electricidad	4.677%		2/9/2051		200,000	138,206

Mining 0.85%
Industrias Penoles SAB de CV†	4.75%		8/6/2050		200,000	153,863
Southern Copper Corp.	5.25%		11/8/2042		100,000	93,443
						247,306

Oil & Gas 0.61%
Petroleos Mexicanos	6.49%		1/23/2027		186,000	178,668

REITS 1.23%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%		7/22/2031		200,000	160,110
Trust Fibra Uno†	7.375%		2/13/2034		200,000	197,540
						357,650
Total Mexico						1,501,872

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Morocco 0.59%
Chemicals
OCP SA†	3.75%		6/23/2031		$200,000	$172,825

Nigeria 0.35%
Banks
BOI Finance BV†	7.50%		2/16/2027	EUR	100,000	101,073

Panama 1.27%
Banks 0.69%
Multibank, Inc.	7.75%		2/3/2028		$200,000	200,402

Electric 0.58%
AES Panama Generation Holdings SRL	4.375%		5/31/2030		193,026	167,989
Total Panama						368,391

Paraguay 1.33%
Banks 0.66%
Banco Continental SAECA†	2.75%		12/10/2025		200,000	190,201

Telecommunications 0.67%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		200,000	195,436
Total Paraguay						385,637

Peru 3.15%
Banks 0.93%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%	)#	6/7/2034		200,000	200,169
Banco de Credito del Peru SA†	5.85%		1/11/2029		70,000	70,899
						271,068

Oil & Gas 0.99%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	216,636
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA†	6.24%		7/3/2036		71,000	71,106
						287,742

Packaging & Containers 0.61%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.50%		8/2/2028		200,000	176,082

Retail 0.62%
InRetail Consumer†	3.25%		3/22/2028		200,000	180,974
Total Peru						915,866

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Philippines 2.02%
Holding Companies-Diversified 0.67%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%	)#	–	(a)	$200,000	$196,188

Oil & Gas 0.67%
Petron Corp.	5.95% (5 yr. CMT + 7.57%	)#	–	(a)	200,000	194,055

Retail 0.68%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%	)#	–	(a)	200,000	196,500
Total Philippines						586,743

Qatar 2.57%
Banks 0.97%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	281,895

Gas 0.43%
Nakilat, Inc.†	6.267%		12/31/2033		120,228	125,401

Oil & Gas 0.58%
QatarEnergy†	2.25%		7/12/2031		200,000	167,287

Telecommunications 0.59%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		200,000	172,463
Total Qatar						747,046

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		300,000	–	(d)
Sberbank of Russia Via SB Capital SA(b)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 2.74%
Oil & Gas 1.45%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	421,678

Pipelines 1.29%
EIG Pearl Holdings SARL†	3.545%		8/31/2036		200,000	171,942
TMS Issuer SARL†	5.78%		8/23/2032		200,000	204,075
						376,017
Total Saudi Arabia						797,695

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Singapore 1.28%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%	)#	3/10/2031		$200,000	$187,975
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		200,000	184,929
Total Singapore						372,904

South Africa 1.55%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034		250,000	249,623
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	202,607
Total South Africa						452,230

South Korea 4.66%
Auto Parts & Equipment 0.67%
LG Energy Solution Ltd.†	5.50%		7/2/2034		200,000	195,362

Banks 0.64%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%	)#	–	(a)	200,000	187,982

Electric 0.95%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	275,550

Energy-Alternate Sources 1.02%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	295,795

Home Furnishings 0.69%
LG Electronics, Inc.†	5.625%		4/24/2027		200,000	201,079

Semiconductors 0.69%
SK Hynix, Inc.†	5.50%		1/16/2029		200,000	199,965
Total South Korea						1,355,733

Supranational 1.13%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026		350,000	328,468

Taiwan 2.32%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	675,292

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Thailand 2.63%
Banks 1.47%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%	)#	9/23/2036		$300,000	$249,913
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034		200,000	177,352
						427,265

Chemicals 0.58%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031		200,000	169,767

Oil & Gas 0.58%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030		200,000	169,034
Total Thailand						766,066

Turkey 4.80%
Auto Manufacturers 0.70%
Ford Otomotiv Sanayi AS†	7.125%		4/25/2029		200,000	202,155

Banks 2.07%
Akbank TAS†	7.498%		1/20/2030		200,000	198,775
Akbank TAS†	9.369% (5 yr. CMT + 5.27%	)#	–	(a)	200,000	198,728
Yapi ve Kredi Bankasi AS†	9.25% (5 yr. CMT + 5.28%	)#	1/17/2034		200,000	205,245
						602,748

Building Materials 0.70%
Sisecam U.K. PLC†	8.625%		5/2/2032		200,000	203,773

Commercial Services 0.63%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		197,990	182,998

Mining 0.70%
WE Soda Investments Holding PLC†	9.375%		2/14/2031		200,000	204,185
Total Turkey						1,395,859

United Arab Emirates 2.49%
Banks 0.66%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%	)#	–	(a)	200,000	193,131

Energy-Alternate Sources 0.52%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		189,834	152,322

Pipelines 1.31%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	379,835
Total United Arab Emirates						725,288

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
United Kingdom 3.24%
Banks 2.08%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029		$200,000	$204,227
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%	)#	–	(a)	400,000	401,723
						605,950

Retail 1.16%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		400,000	336,562
Total United Kingdom						942,512

United States 0.92%
Auto Manufacturers 0.45%
Hyundai Capital America†	5.68%		6/26/2028		130,000	131,419

Chemicals 0.29%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	84,623

Oil & Gas 0.18%
CITGO Petroleum Corp.†	8.375%		1/15/2029		51,000	52,611
Total United States						268,653

Zambia 0.69%
Mining
First Quantum Minerals Ltd.†	8.625%		6/1/2031		200,000	199,914
Total Corporate Bonds (cost $28,956,026)						27,179,827

FOREIGN GOVERNMENT OBLIGATIONS 2.00%

Egypt 0.63%
Egypt Government International Bonds	7.60%		3/1/2029		200,000	181,850

Romania 0.68%
Romania Government International Bonds†	5.875%		1/30/2029		200,000	198,985

South Korea 0.69%
Korea Electric Power Corp.†	5.375%		7/31/2026		200,000	200,635
Total Foreign Government Obligations (cost $581,908)						581,470
Total Long-Term Investments (cost $29,853,975)						28,036,573

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
SHORT-TERM INVESTMENTS 4.14%

U.S. TREASURY OBLIGATIONS 2.07%
U.S. Treasury Bills (cost $603,649)	5.28%	7/5/2024	$604,000	$603,647

REPURCHASE AGREEMENTS 2.07%
Repurchase Agreement dated 6/28/2024, 2.800% due 7/1/2024 with Fixed Income Clearing Corp. collateralized by $659,300 of U.S. Treasury Note at 0.750% due 04/30/2026; value: $613,809; proceeds: $601,872 (cost $601,731)			601,731	601,731
Total Short-Term Investments (cost $1,205,380)				1,205,378
Total Investments in Securities 100.51% (cost $31,059,355)				29,241,951
Other Assets and Liabilities – Net(e) (0.51)%				(148,816)
Net Assets 100.00%				$29,093,135

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $16,133,092, which represents 55.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Defaulted (non-income producing security).
(c)	Securities purchased on a when-issued basis (See Note 2(l)).
(d)	Level 3 Investment as described in Note 2(s) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at June 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	8/20/2024	95,000	$103,714	$101,977	$1,737

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2024

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2024	17	Long		$3,464,698		$3,471,719	$7,021
U.S. Long Bond	September 2024	5	Long		586,312		591,562	5,250
U.S. Ultra Bond	September 2024	2	Long		248,478		250,687	2,209
Total Unrealized Appreciation on Futures Contracts								$14,480

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2024	3	Short	EUR	(345,833)	EUR	(349,320)	$(3,734)
U.S. 10-Year Ultra Treasury Note	September 2024	17	Short		$(1,919,105)		$(1,930,031)	(10,926)
U.S. 5-Year Treasury Note	September 2024	26	Short		(2,758,817)		(2,771,032)	(12,215)
Total Unrealized Depreciation on Futures Contracts								$(26,875)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$37,310	$–	$–		$37,310
Convertible Bonds	–	237,966	–		237,966
Corporate Bonds
Russia	–	–	–	(3)	– (3)
Remaining Countries	–	27,179,827	–		27,179,827
Foreign Government Obligations	–	581,470	–		581,470
Short-Term Investments
U.S. Treasury Obligations	–	603,647	–		603,647
Repurchase Agreements	–	601,731	–		601,731
Total	$37,310	$29,204,641	$–		$29,241,951

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,737	$–		$1,737
Liabilities	–	–	–		–
Futures Contracts
Assets	14,480	–	–		14,480
Liabilities	(26,875)	–	–		(26,875)
Total	$(12,395)	$1,737	$–		$(10,658)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	29

Statements of Assets and Liabilities (unaudited)

June 30, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$120,820,795	$31,059,355
Investments in securities, at fair value	$109,436,612	$29,241,951
Cash	–	86
Deposits with brokers for futures collateral	305,643	64,416
Foreign cash, at value (cost $128,417 and $0, respectively)	128,251	–
Receivables:
Interest and dividends	2,164,060	500,725
Capital shares sold	573,220	126,984
Investment securities sold	499,500	–
Variation margin for futures contracts	26,936	3,861
From advisor (See Note 3)	98	6,143
Unrealized appreciation on forward foreign currency exchange contracts	8,756	1,737
Prepaid expenses and other assets	49,249	52,404
Total assets	113,192,325	29,998,307
LIABILITIES:
Payables:
Investment securities purchased	1,618,933	667,184
Capital shares reacquired	172,053	55,954
To bank	98,304	–
Management fee	45,636	–
Directors’ fees	40,279	4,680
12b-1 distribution plan	8,969	3,372
Fund administration	3,651	948
Distributions payable	561,092	126,972
Accrued expenses	79,731	46,062
Total liabilities	2,628,648	905,172
NET ASSETS	$110,563,677	$29,093,135
COMPOSITION OF NET ASSETS:
Paid-in capital	$262,232,597	$45,332,676
Total distributable earnings (loss)	(151,668,920)	(16,239,541)
Net Assets	$110,563,677	$29,093,135

30	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net Assets by class:
Class A Shares	$8,334,721	$5,323,636
Class C Shares	$327,790	$1,578,073
Class F Shares	$1,184,918	$897,478
Class F3 Shares	$484,139	$9,957
Class I Shares	$99,666,476	$20,971,715
Class R3 Shares	$161,458	$61,046
Class R4 Shares	$71,892	$11,557
Class R5 Shares	$9,529	$10,958
Class R6 Shares	$322,754	$228,715
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,015,705	404,976
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	78,770	120,040
Class F Shares (200.25 and 114 million shares of common stock authorized, $.001 par value)	286,313	68,257
Class F3 Shares (66.75 and 57 million shares of common stock authorized, $.001 par value)	117,234	758
Class I Shares (300.37 and 228 million shares of common stock authorized, $.001 par value)	24,132,650	1,597,968
Class R3 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	39,109	4,645
Class R4 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	17,408	880
Class R5 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	834
Class R6 Shares (26.72 and 28.6 million shares of common stock authorized, $.001 par value)	78,147	17,397
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.13	$13.15
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.23	$13.45
Class C Shares-Net asset value	$4.16	$13.15
Class F Shares-Net asset value	$4.14	$13.15
Class F3 Shares-Net asset value	$4.13	$13.14
Class I Shares-Net asset value	$4.13	$13.12
Class R3 Shares-Net asset value	$4.13	$13.14
Class R4 Shares-Net asset value*	$4.13	$13.14
Class R5 Shares-Net asset value	$4.13	$13.14
Class R6 Shares-Net asset value	$4.13	$13.15

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	31

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2024

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$542
Interest and other (net of foreign withholding taxes of $593 and $809, respectively)	3,688,651	881,292
Total investment income	3,688,651	881,834
Expenses:
Management fee	279,307	100,101
12b-1 distribution plan–Class A	8,274	5,696
12b-1 distribution plan–Class C	1,475	6,805
12b-1 distribution plan–Class F	498	452
12b-1 distribution plan–Class R3	391	154
12b-1 distribution plan–Class R4	84	14
Registration	67,164	66,407
Professional	36,964	27,072
Fund administration	22,345	5,720
Reports to shareholders	12,453	3,826
Shareholder servicing	8,731	15,919
Custody	4,840	3,391
Directors’ fees	3,106	597
Other	15,278	9,333
Gross expenses	460,910	245,487
Fees waived and expenses reimbursed (See Note 3)	(5,338)	(110,981)
Net expenses	455,572	134,506
Net investment income	3,233,079	747,328
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(2,858,863)	(433,876)
Net realized gain (loss) on futures contracts	317,997	32,332
Net realized gain (loss) on forward foreign currency exchange contracts	1,300	(6)
Net realized gain (loss) on foreign currency related transactions	1,150	(129)
Net change in unrealized appreciation/depreciation on investments	1,698,366	476,804
Net change in unrealized appreciation/depreciation on futures contracts	121,783	21,833
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	27,350	3,873
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(9,924)	62
Net realized and unrealized gain (loss)	(700,841)	100,893
Net Increase in Net Assets Resulting From Operations	$2,532,238	$848,221

32	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$3,233,079	$6,204,012
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(2,538,416)	(11,204,599)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	1,837,575	16,696,960
Net increase in net assets resulting from operations	2,532,238	11,696,373
Distributions to shareholders:
Class A	(235,224)	(431,080)
Class C	(9,101)	(20,878)
Class F	(29,524)	(29,284)
Class F3	(13,433)	(26,090)
Class I	(2,975,605)	(5,790,081)
Class R3	(4,216)	(7,479)
Class R4	(1,892)	(2,112)
Class R5	(279)	(500)
Class R6	(8,817)	(20,460)
Total distribution to shareholders	(3,278,091)	(6,327,964)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	3,648,686	13,030,014
Reinvestment of distributions	3,258,150	6,277,398
Cost of shares reacquired	(10,561,658)	(32,074,125)
Net decrease in net assets resulting from capital share transactions	(3,654,822)	(12,766,713)
Net decrease in net assets	(4,400,675)	(7,398,304)
NET ASSETS:
Beginning of period	$114,964,352	$122,362,656
End of period	$110,563,677	$114,964,352

See Notes to Financial Statements.	33

Statements of Changes in Net Assets (concluded)

	Emerging Markets Corporate Debt Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$747,328	$1,810,358
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(401,679)	(3,188,510)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	502,572	3,716,118
Net increase in net assets resulting from operations	848,221	2,337,966
Distributions to shareholders:
Class A	(148,121)	(309,250)
Class C	(36,961)	(68,224)
Class F	(23,986)	(231,522)
Class F3	(274)	(508)
Class I	(541,558)	(1,247,517)
Class R3	(1,501)	(6,115)
Class R4	(294)	(534)
Class R5	(294)	(605)
Class R6	(5,954)	(15,212)
Total distribution to shareholders	(758,943)	(1,879,487)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	7,292,565	34,846,342
Reinvestment of distributions	754,855	1,864,848
Cost of shares reacquired	(10,832,451)	(52,913,961)
Net decrease in net assets resulting from capital share transactions	(2,785,031)	(16,202,771)
Net decrease in net assets	(2,695,753)	(15,744,292)
NET ASSETS:
Beginning of period	$31,788,888	$47,533,180
End of period	$29,093,135	$31,788,888

34	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
6/30/2024(c)	$4.16	$0.12	$(0.03)	$0.09	$(0.12)	$4.13
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	3.97
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	4.95
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	5.31
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	5.29
Class C
6/30/2024(c)	4.19	0.10	(0.03)	0.07	(0.10)	4.16
12/31/2023	4.00	0.18	0.19	0.37	(0.18)	4.19
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	4.00
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	4.98
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	5.34
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	5.33
Class F
6/30/2024(c)	4.17	0.12	(0.03)	0.09	(0.12)	4.14
12/31/2023	3.98	0.21	0.20	0.41	(0.22)	4.17
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	3.98
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	4.95
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	5.31
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29
Class F3
6/30/2024(c)	4.16	0.12	(0.03)	0.09	(0.12)	4.13
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29
Class I
6/30/2024(c)	4.16	0.12	(0.03)	0.09	(0.12)	4.13
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	5.30
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	5.28
Class R3
6/30/2024(c)	4.16	0.11	(0.03)	0.08	(0.11)	4.13
12/31/2023	3.97	0.19	0.20	0.39	(0.20)	4.16
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	3.97
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	4.94
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	5.30
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	5.28

36	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.12 (d)	1.00	(e)	1.01	(e)	5.61	(e)	$ 8,335	53	(d)
10.42	0.99		0.99		5.15		8,152	53
(15.83)	0.94		0.95		4.59		8,420	33
(2.81)	0.87		0.87		3.89		13,738	56
4.99	0.90		0.91		4.22		13,811	49
15.91	0.96		0.96		4.89		13,433	47

1.81 (d)	1.62	(e)	1.63	(e)	4.98	(e)	328	53	(d)
9.68	1.63		1.63		4.44		384	53
(16.26)	1.59		1.60		3.94		546	33
(3.41)	1.52		1.52		3.24		906	56
4.13	1.54		1.55		3.68		1,074	49
15.34	1.58		1.58		4.32		1,441	47

2.22 (d)	0.80	(e)	0.91	(e)	5.82	(e)	1,185	53	(d)
10.62	0.79		0.89		5.25		426	53
(15.45)	0.73		0.84		4.75		940	33
(2.63)	0.66		0.77		4.07		2,581	56
5.17	0.70		0.81		4.37		2,802	49
16.08	0.76		0.86		5.02		5,064	47

2.23 (d)	0.79	(e)	0.80	(e)	5.83	(e)	484	53	(d)
10.65	0.78		0.78		5.35		461	53
(15.48)	0.73		0.73		4.79		753	33
(2.63)	0.65		0.66		4.06		1,493	56
5.01	0.70		0.71		4.45		694	49
16.15	0.75		0.75		5.08		710	47

2.22 (d)	0.80	(e)	0.81	(e)	5.81	(e)	99,666	53	(d)
10.64	0.79		0.79		5.34		105,022	53
(15.49)	0.74		0.75		4.78		111,029	33
(2.63)	0.67		0.67		4.09		188,299	56
5.19	0.70		0.71		4.36		282,521	49
15.92	0.76		0.76		5.13		160,122	47

1.97 (d)	1.30	(e)	1.31	(e)	5.31	(e)	161	53	(d)
10.09	1.29		1.29		4.88		151	53
(15.92)	1.24		1.25		4.28		130	33
(3.12)	1.16		1.17		3.60		203	56
4.68	1.21		1.22		3.92		198	49
15.59	1.26		1.26		4.63		194	47

See Notes to Financial Statements.	37

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
6/30/2024(c)	$4.16	$0.11	$(0.02)	$0.09	$(0.12)	$4.13
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	3.97
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	4.94
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	5.30
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	5.29
Class R5
6/30/2024(c)	4.16	0.12	(0.03)	0.09	(0.12)	4.13
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	5.30
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	5.28
Class R6
6/30/2024(c)	4.16	0.12	(0.03)	0.09	(0.12)	4.13
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

38	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.10 (d)	1.04	(e)	1.05	(e)	5.57	(e)	$ 72	53	(d)
10.36	1.05		1.05		5.11		64	53
(15.71)	0.99		1.00		4.50		35	33
(2.88)	0.92		0.93		3.84		64	56
4.74	0.96		0.97		4.32		71	49
15.85	1.02		1.02		4.81		138	47

2.23 (d)	0.77	(e)	0.78	(e)	5.84	(e)	10	53	(d)
10.64	0.79		0.79		5.36		10	53
(15.47)	0.72		0.72		4.82		9	33
(2.60)	0.64		0.64		4.13		11	56
5.22	0.68		0.69		4.47		12	49
15.92	0.74		0.74		5.14		12	47

2.23 (d)	0.79	(e)	0.80	(e)	5.82	(e)	323	53	(d)
10.65	0.78		0.78		5.29		294	53
(15.48)	0.73		0.74		4.81		502	33
(2.62)	0.66		0.66		4.10		445	56
5.01	0.70		0.71		4.46		363	49
16.15	0.75		0.75		5.11		430	47

See Notes to Financial Statements.	39

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
6/30/2024(c)	$13.09	$0.33	$0.07	$0.40	$(0.34)	$13.15
12/31/2023	12.86	0.60	0.25	0.85	(0.62)	13.09
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	12.86
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	15.14
12/31/2020	15.54	0.56	0.29 (f)	0.85	(0.61)	15.78
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	15.54
Class C
6/30/2024(c)	13.09	0.29	0.07	0.36	(0.30)	13.15
12/31/2023	12.86	0.52	0.25	0.77	(0.54)	13.09
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	12.86
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	15.15
12/31/2020	15.54	0.46	0.29 (f)	0.75	(0.51)	15.78
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	15.54
Class F
6/30/2024(c)	13.10	0.34	0.06	0.40	(0.35)	13.15
12/31/2023	12.86	0.59	0.29	0.88	(0.64)	13.10
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	12.86
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	15.15
12/31/2020	15.54	0.57	0.30 (f)	0.87	(0.62)	15.79
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	15.54
Class F3
6/30/2024(c)	13.09	0.36	0.05	0.41	(0.36)	13.14
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	15.14
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	15.78
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	15.54
Class I
6/30/2024(c)	13.07	0.35	0.05	0.40	(0.35)	13.12
12/31/2023	12.84	0.63	0.25	0.88	(0.65)	13.07
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	12.84
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	15.13
12/31/2020	15.53	0.58	0.30 (f)	0.88	(0.64)	15.77
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	15.53
Class R3
6/30/2024(c)	13.09	0.31	0.06	0.37	(0.32)	13.14
12/31/2023	12.86	0.57	0.25	0.82	(0.59)	13.09
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	12.86
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	15.14
12/31/2020	15.54	0.51	0.30 (f)	0.81	(0.57)	15.78
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	15.54

40	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

3.09 (d)	1.05	(e)	1.83	(e)	5.13	(e)	$ 5,324	52	(d)
6.96	1.05		1.66		4.72		6,214	74
(11.19)	1.05		1.44		4.27		6,703	55
(0.39)	1.05		1.35		3.46		10,050	83
5.78	1.05		1.47		3.73		9,218	66
13.56	1.05		1.62		4.24		11,660	64

2.76 (d)	1.69	(e)	2.47	(e)	4.49	(e)	1,578	52	(d)
6.21	1.68		2.29		4.10		1,628	74
(11.73)	1.68		2.08		3.66		1,511	55
(0.94)	1.67		1.97		2.84		1,748	83
5.09	1.71		2.13		3.08		1,840	66
12.85	1.68		2.25		3.61		2,307	64

3.06 (d)	0.95	(e)	1.73	(e)	5.23	(e)	897	52	(d)
7.06	0.95		1.50		4.56		960	74
(11.09)	0.95		1.31		4.28		19,603	55
(0.23)	0.95		1.25		3.55		61,510	83
5.87	0.95		1.37		3.80		50,424	66
13.66	0.95		1.51		4.30		42,660	64

3.19 (d)	0.72	(e)	1.50	(e)	5.49	(e)	10	52	(d)
7.34	0.70		1.33		5.07		10	74
(10.88)	0.70		1.06		4.63		10	55
(0.02)	0.68		0.99		3.83		11	83
6.16	0.69		1.07		4.10		12	66
13.94	0.70		1.25		4.61		12	64

3.12 (d)	0.85	(e)	1.63	(e)	5.32	(e)	20,972	52	(d)
7.09	0.85		1.45		4.93		22,504	74
(11.02)	0.85		1.28		4.57		19,229	55
(0.14)	0.85		1.15		3.63		5,449	83
5.90	0.85		1.26		3.85		2,850	66
13.69	0.85		1.45		4.51		5,635	64

2.85 (d)	1.35	(e)	2.12	(e)	4.79	(e)	61	52	(d)
6.64	1.35		1.96		4.43		137	74
(11.45)	1.35		1.74		3.97		131	55
(0.68)	1.35		1.65		3.14		228	83
5.46	1.35		1.77		3.43		153	66
13.31	1.35		1.92		3.96		147	64

See Notes to Financial Statements.	41

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
6/30/2024(c)	$13.09	$0.33	$0.06	$0.39	$(0.34)	$13.14
12/31/2023	12.85	0.60	0.26	0.86	(0.62)	13.09
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	12.85
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	15.13
12/31/2020	15.53	0.55	0.29 (f)	0.84	(0.60)	15.77
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	15.53
Class R5
6/30/2024(c)	13.09	0.35	0.05	0.40	(0.35)	13.14
12/31/2023	12.86	0.63	0.25	0.88	(0.65)	13.09
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	12.86
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	15.15
12/31/2020	15.54	0.59	0.29 (f)	0.88	(0.64)	15.78
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	15.54
Class R6
6/30/2024(c)	13.09	0.36	0.06	0.42	(0.36)	13.15
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	15.15
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	15.78
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	15.54

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

42	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.99 (d)	1.10	(e)	1.86	(e)	5.09	(e)	$ 12	52	(d)
6.91	1.10		1.71		4.67		11	74
(11.24)	1.10		1.47		4.17		11	55
(0.37)	1.10		1.40		3.42		21	83
5.74	1.10		1.53		3.68		20	66
13.52	1.10		1.67		4.23		15	64

3.12 (d)	0.85	(e)	1.60	(e)	5.36	(e)	11	52	(d)
7.19	0.85		1.46		4.89		11	74
(11.00)	0.85		1.25		4.50		17	55
(0.20)	0.85		1.18		3.83		20	83
5.99	0.85		1.27		3.93		268	66
13.79	0.85		1.42		4.47		248	64

3.27 (d)	0.72	(e)	1.52	(e)	5.47	(e)	229	52	(d)
7.25	0.70		1.36		5.06		314	74
(10.86)	0.70		1.13		4.75		317	55
0.05	0.68		1.02		3.83		150	83
6.16	0.69		1.10		4.09		133	66
13.94	0.71		1.26		4.59		128	64

See Notes to Financial Statements.	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of

Notes to Financial Statements (unaudited)(continued)

Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into

Notes to Financial Statements (unaudited)(continued)

a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Notes to Financial Statements (unaudited)(continued)

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains and losses on investments in each Fund’s Statement of Operations.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(o)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that each Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the period ended June 30, 2024, the Funds did not enter into reverse repurchase agreements.

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws

Notes to Financial Statements (unaudited)(continued)

money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of June 30, 2024, the Funds did not have any unfunded loan commitments.

(q)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the

Notes to Financial Statements (unaudited)(continued)

swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

For the six months ended June 30, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended June 30, 2024.

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$4,840
Emerging Markets Corporate Debt Fund	3,391

For the six months ended June 30, 2024 and continuing through April 2025, Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective May 1, 2024		Prior to May 1, 2024
	Classes		Classes
	A, C, F, I, R3,		A, C, F, I, R3,
Fund	R4, R5	F3 and R6	R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.76%	.85%	.70%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b–1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.

Notes to Financial Statements (unaudited)(continued)

(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2024 and continuing through April 30, 2025, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended June 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$161	$3,898
Emerging Markets Corporate Debt Fund	6	330

Other Related Parties

As of June 30, 2024, the percentage of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 63.71% and 23.73%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$ –	$3,278,091	$ –	$ –	$3,278,091
Emerging Markets Corporate Debt Fund	–	758,943	–	–	758,943

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$ –	$6,327,964	$ –	$ –	$6,327,964
Emerging Markets Corporate Debt Fund	–	1,879,487	–	–	1,879,487

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Bond Fund	$(45,185,357)	$(91,697,402)	$(136,882,759)
Emerging Markets Corporate Debt Fund	(6,587,656)	(7,240,960)	(13,828,616)

As of June 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Fund	$121,034,325	$1,358,975	$(12,981,851)	$(11,622,876)
Emerging Markets Corporate Debt Fund	31,179,196	447,003	(2,394,906)	(1,947,903)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–	$57,868,601	$–	$59,349,519
Emerging Markets Corporate Debt Fund	–	14,409,941	–	17,046,766

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Financial Statements (unaudited)(continued)

Each Fund entered into futures contracts during the six months ended June 30, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2024, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$8,756
Futures Contracts(2)	$90,481	–

Liability Derivatives
Futures Contracts(2)	$124,400	–

Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,737
Futures Contracts(2)	$14,480	–

Liability Derivatives
Futures Contracts(2)	$26,875	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2024 were as follows:

Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$1,300
Futures Contracts(2)	$317,997	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$27,350
Futures Contracts(4)	$121,783	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$629,047
Futures Contracts(6)	330	–

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(6)
Futures Contracts(2)	$32,332	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$3,873
Futures Contracts(4)	$21,833	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$107,677
Futures Contracts(6)	73	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,756	$–	$8,756
Total	$8,756	$–	$8,756

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$8,756	$–	$–	$–	$8,756
Total	$8,756	$–	$–	$–	$8,756

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,737	$–	$1,737
Repurchase Agreements	601,731	–	601,731
Total	$603,468	$–	$603,468

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$1,737	$–	$–	$–	$1,737
Fixed Income Clearing Corp.	601,731	–	–	(601,731)	–
Total	$603,468	$–	$–	$(601,731)	$1,737

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2024.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the six months ended June 30, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third

Notes to Financial Statements (unaudited)(continued)

of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Funds did not have any securities on loan.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time.

Notes to Financial Statements (unaudited)(continued)

Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Funds or issuers in which the Funds invest. In addition, issuers in which the Funds invest and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks,epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Funds.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	439,413	$1,814,214	2,861,736	$11,327,299
Reinvestment of distributions	54,317	224,066	102,608	408,406
Shares reacquired	(436,426)	(1,809,367)	(3,124,760)	(12,519,922)
Increase (decrease)	57,304	$228,913	(160,416)	$(784,217)
Class C Shares
Shares sold	12	$51	63,641	$255,333
Reinvestment of distributions	2,194	9,109	5,171	20,725
Shares reacquired	(14,995)	(62,133)	(113,949)	(461,166)
Decrease	(12,789)	$(52,973)	(45,137)	$(185,108)
Class F Shares
Shares sold	210,005	$855,473	5,253	$21,153
Reinvestment of distributions	6,515	26,951	5,977	23,868
Shares reacquired	(32,544)	(133,632)	(145,167)	(583,257)
Increase (decrease)	183,976	$748,792	(133,937)	$(538,236)
Class F3 Shares
Shares sold	20,680	$85,294	16,769	$66,367
Reinvestment of distributions	3,263	13,443	6,561	26,080
Shares reacquired	(17,572)	(72,253)	(102,284)	(413,763)
Increase (decrease)	6,371	$26,484	(78,954)	$(321,316)
Class I Shares
Shares sold	200,392	$823,367	312,552	$1,246,977
Reinvestment of distributions	722,813	2,977,951	1,455,957	5,787,069
Shares reacquired	(2,052,228)	(8,456,984)	(4,492,767)	(17,791,969)
Decrease	(1,129,023)	$(4,655,666)	(2,724,258)	$(10,757,923)
Class R3 Shares
Shares sold	3,749	$15,433	14,231	$56,653
Reinvestment of distributions	1,023	4,216	1,845	7,324
Shares reacquired	(2,034)	(8,396)	(12,378)	(49,574)
Increase	2,738	$11,253	3,698	$14,403
Class R4 Shares
Shares sold	1,627	$6,686	6,688	$27,227
Reinvestment of distributions	460	1,895	527	2,095
Shares reacquired	(71)	(290)	(556)	(2,223)
Increase	2,016	$8,291	6,659	$27,099
Class R6 Shares
Shares sold	11,677	$48,168	7,281	$29,005
Reinvestment of distributions	126	519	459	1,831
Shares reacquired	(4,490)	(18,603)	(63,293)	(252,251)
Increase (decrease)	7,313	$30,084	(55,553)	$(221,415)

Notes to Financial Statements (unaudited)(concluded)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2024 (unaudited	)	Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,519	$281,566	98,444	$1,264,105
Reinvestment of distributions	11,139	145,948	23,860	305,071
Shares reacquired	(102,281)	(1,341,561)	(168,953)	(2,167,208)
Decrease	(69,623)	$(914,047)	(46,649)	$(598,032)
Class C Shares
Shares sold	2,157	$28,331	19,986	$257,305
Reinvestment of distributions	2,824	37,005	5,326	68,081
Shares reacquired	(9,308)	(122,299)	(18,460)	(234,681)
Increase (decrease)	(4,327)	$(56,963)	6,852	$90,705
Class F Shares
Shares sold	1,203	$15,872	225,915	$2,968,828
Reinvestment of distributions	1,737	22,764	17,670	228,748
Shares reacquired	(7,955)	(104,159)	(1,694,102)	(21,904,798)
Decrease	(5,015)	$(65,523)	(1,450,517)	$(18,707,222)
Class I Shares
Shares sold	528,534	$6,906,596	2,341,649	$30,171,709
Reinvestment of distributions	41,448	542,116	97,775	1,246,877
Shares reacquired	(693,654)	(9,035,974)	(2,215,142)	(28,394,184)
Increase (decrease)	(123,672)	$(1,587,262)	224,282	$3,024,402
Class R3 Shares
Shares sold	2,601	$34,034	375	$4,808
Reinvestment of distributions	78	1,019	54	693
Shares reacquired	(8,519)	(110,748)	(155)	(1,970)
Increase (decrease)	(5,840)	$(75,695)	274	$3,531
Class R4 Shares
Shares sold	17	$210	14	$191
Reinvestment of distributions	1	14	2	19
Shares reacquired	–	(1)	(27)	(346)
Increase (decrease)	18	$223	(11)	$(136)
Class R5 Shares
Shares sold	1	$2	835	$10,674
Reinvestment of distributions	1	18	13	164
Shares reacquired	(20)	(254)	(1,341)	(17,074)
Decrease	(18)	$(234)	(493)	$(6,236)
Class R6 Shares
Shares sold	1,983	$25,954	13,103	$168,722
Reinvestment of distributions	456	5,971	1,187	15,195
Shares reacquired	(9,000)	(117,455)	(15,020)	(193,700)
Decrease	(6,561)	$(85,530)	(730)	$(9,783)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2023. As to Emerging Markets Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and ten-year periods and above the median of the performance peer group for the three- and five-year periods. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of the Emerging Markets Bond Fund and the Emerging Markets Corporate Debt Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and each Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund	LAGF-3 (08/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: August 28, 2024

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: August 28, 2024